Earnings per share (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Earnings Per Share

$ millions, except per share amounts, for the year ended October 31	2021	2020	2019
Basic EPS
Net income attributable to equity shareholders	$6,429	$3,790	$5,096
Less: preferred share dividends and distributions on other equity instruments	158	122	111
Net income attributable to common shareholders	6,271	3,668	4,985
Weighted-average common shares outstanding (thousands)	448,953	445,435	444,324
Basic EPS	$13.97	$8.23	$11.22
Diluted EPS
Net income attributable to common shareholders	$6,271	$3,668	$4,985
Weighted-average common shares outstanding (thousands)	448,953	445,435	444,324
Add: stock options potentially exercisable (1) (thousands)	1,061	378	702
Add: restricted shares and equity-settled consideration (thousands)	169	208	431
Weighted-average diluted common shares outstanding (thousands)	450,183	446,021	445,457
Diluted EPS	$13.93	$8.22	$11.19

(1)
Excludes average options outstanding of nil with a weighted-average exercise price of nil (2020: 3,748,652 with a weighted-average exercise price of $111.53; 2019: 2,319,723 with a weighted-average exercise price of $114.29
), to the extent that the options’ exercise prices were less than the average market price of CIBC’s common shares.